Note 9 - Income tax - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [line items]
Current tax	$ (651,769)	$ (868,695)	$ (589,706)
Deferred tax	172,089	193,739	(27,530)
Tax charge	$ (479,680)	$ (674,956)	$ (617,236)